Financial instruments - Summary of Movement in Provision for Expected Credit Losses (Details) - Expected credit loss provision - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation Of Financial Assets [Roll Forward]
Expected credit loss provision, beginning balance	$ (496)
Expected credit loss provision, ending balance	(339)	$ (496)
Trade receivables
Reconciliation Of Financial Assets [Roll Forward]
Expected credit loss provision, beginning balance	(496)	(1,369)
Net change in expected credit loss provision during the year	157	873
Expected credit loss provision, ending balance	$ (339)	$ (496)